Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of taxation [abstract]
Summary of Changes in Deferred Tax
Changes in deferred tax
2018	Net liability (-)Net asset (+)2017	Effect of changes in accounting policies	Changethroughequity	Changethroughnet result	Exchangeratedifferences	Changes inthe composi-tion of thegroup andother changes	Net liability (-)Net asset (+)2018
Financial assets at FVOCI¹	–555	142	76	273	4	–2	–64
Investment properties	–5			–1			–6
Financial assets and liabilities at FVPL	419	16		–338	17	1	116
Depreciation	–24			1	–0		–23
Cash flow hedges	–72		–76		7	1	–140
Pension and post-employment benefits	76		–12	–8	2		59
Other provisions	198	4		–187	–7	1	10
Receivables	614	–0		–59	1		556
Loans and advances to customers	279	121	39	–61	–1	2	379
Unused tax losses carried forward	–8			61	–2	–0	51
Other	–178	45	–53	55	1	–31	–160
	744	328	–25	–265	23	–27	778

Presented in the statement of financial position as:
– Deferred tax liabilities	–362						–180
– Deferred tax assets	1,106						958
	744						778

¹ Financial assets at FVOCI revert to the Investments Available for Sale under IAS 39
² Effect of changes in accounting policies revert to IFRS 9 impementation

Changes in deferred tax
2017	Net liability (-)Net asset (+)2016	Changethroughequity	Changethroughnet result	Exchangeratedifferences	Changes inthe composi-tion of thegroup andother changes	Net liability (-)Net asset (+)2017
Investments	–799	123	116	5		–555
Investment properties	–5					–5
Financial assets and liabilities at fair value through profit or loss	697		–290	12		419
Depreciation	–33		–5	4		–24
Cash flow hedges	–238	167		–1		–72
Pension and post-employment benefits	112	–25	–6	–5		76
Other provisions	255		–48	–6	–3	198
Receivables	570		49	–5		614
Loans and advances to customers	491	–2	–210			279
Unused tax losses carried forward	57		–60	–5		–8
Other	–90	–10	–80	2		–178
	1,017	253	–524	1	–3	744

Presented in the statement of financial position as:
– deferred tax liabilities	–624					–362
– deferred tax assets	1,641					1,106
	1,017					744

Summary of Deferred Tax in Connection With Unused Tax Losses Carried Forward
Deferred tax in connection with unused tax losses carried forward
	2018	2017
Total unused tax losses carried forward	1,773	1,732
Unused tax losses carried forward not recognised as a deferred tax asset	1,010	1,074
Unused tax losses carried forward recognised as a deferred tax asset	763	658

Average tax rate	20.40%	19.50%
Deferred tax asset	156	128

Summary of Total Unused Tax Losses Carried Forward Analysed by Expiry Terms
Total unused tax losses carried forward analysed by expiry terms
	No deferred tax assetrecognised		Deferred tax assetrecognised
	2018	2017	2018	2017
Within 1 year	1	2
More than 1 year but less than 5 years	2	350	2	38
More than 5 years but less than 10 years	83	31	1
More than 10 years but less than 20 years		18
Unlimited	923	673	759	620
	1,010	1,074	763	658

Summary of Deferred Tax Assets
Breakdown of certain net deferred tax asset positions by jurisdiction
	2018	2017
Italy	189	107
	189	107

Statement of Profit or Loss of Taxation
Taxation by type
	Netherlands			International			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Current taxation	587	488	150	1,264	1,527	1,375	1,851	2,015	1,525
Deferred taxation	151	324	343	114	200	–163	265	524	180
	738	812	493	1,379	1,727	1,212	2,116	2,539	1,705

Reconciliation of Weighted Average Statutory Income Tax Rate To Effective Income Tax Rate
Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2018	2017	2016[1]
Result before tax from continuing operations	6,986	8,085	6,314
Weighted average statutory tax rate	26%	28%	27%
Weighted average statutory tax amount	1,803	2,226	1,708

Participation exemption	–77	–45	–72
Other income not subject to tax	–70	–74	–111
Expenses not deductible for tax purposes	346	156	132
Impact on deferred tax from change in tax rates	50	55	–1
Deferred tax benefit from previously unrecognised amounts		–4	–18
Current tax from previously unrecognised amounts	28	66	–22
Write-off/reversal of deferred tax assets	4	2	33
State and local taxes	25	47	33
Adjustment to prior periods	7	110	23
Effective tax amount	2,116	2,539	1,705

Effective tax rate	30%	31%	27%

Income Tax Related to Other Comprehensive Income
Income tax related to components of other comprehensive income
	2018	2017	2016
Unrealised revaluations financial assets at fair value through other comprehensive incomeand other revaluations	57	103	17
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equityto profit or loss)	23	20	57
Changes in cash flow hedge reserve	–76	167	–51
Remeasurement of the net defined benefit asset/liability	–12	–25	–20
Changes in composition of the group and other changes	–18	–12	–1
Total income tax related to components of other comprehensive income	–25	253	2